Derivative assets (Notional amounts and fair values of derivatives outstanding) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Total derivative assets
Derivative assets, Fair value		$ 48,896	$ 37,187
Not Designated as Hedging Instrument [Member] | Interest Rate Cap [Member]
Total derivative assets
Derivative assets, Notional amount	[1]	2,721,000	2,911,220
Derivative assets, Fair value		25,021	30,362
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Total derivative assets
Derivative assets, Notional amount	[1]	1,830,785	425,612
Derivative assets, Fair value		$ 23,875	$ 6,825

[1]	The notional amount is recorded as nil where caps and swaps are not yet effective.